Vessels, Port Terminals and Other Fixed Assets, net (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Balance	$ 950,002
Balance	928,423
Cost [Member]
Property, Plant and Equipment [Line Items]
Balance	1,392,629
Additions	4,622
Balance	1,397,251
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance	(442,627)
Additions	(26,201)
Balance	(468,828)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance	950,002
Additions	(21,579)
Balance	$ 928,423